Income tax expense	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income tax expense
8.	Income tax expense
No profits tax has been provided as there are no assessable profits arising during the six-month ended June 30, 2025 and 2024.

8.	Income tax expense

(a)	Major components of income tax expense

No profits tax has been provided for Singapore and Vietnam as there are no assessable profits arising in Singapore and Vietnam during the years ended December 31, 2024 and 2023.

Taxation arising in other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions.

(b)	A reconciliation of the tax expense applicable to loss before tax at the statutory rates for the jurisdictions or countries in which the Company and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rates is as follows:-

	2024	2023	2022
	S$	S$	S$

(Loss)/profit before tax	(5,507,764)	(2,094,169)	1,641,103
Income tax using the statutory tax rate of 17% (2023: 17%; 2022: 17%)	(936,320)	(356,009)	278,988
Income not subject to tax	(15,361)	(327,990)	(427,294)
Non-deductible expenses	670,616	86,982	51,642
Difference in tax rate in different countries	57	96	780
Deferred tax assets not recognized	281,008	596,921	101,086
Income tax expense	-	-	5,202

Unutilised tax losses

Deferred income tax assets are recognized for tax losses carried forward to the extent that recognized of the related tax benefits through future taxable profits is probable. The Group have unutilised tax losses of S$8,767,492 (2023: S$7,118,392) at the reporting date which can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements. The tax losses have no expiry date. In the opinion of the directors, no deferred tax assets have been recognized due to unpredictability of future profit streams.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)